Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets
Cash		$ 90,868	$ 367,321		$ 33,478
Other current assets		27,883	66,950
Investments held in the Trust Account		16,541,342
Total Current Assets		16,660,093	434,271		33,478
Investments held in the Trust Account		47,360,604	60,765,154
Total Assets		64,020,697	61,199,425		267,906
Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit
Accrued expenses and other payable		1,233,262	395,506		14,208
Deposit from the target company		330,969	330,969
Class A ordinary shares to be redeemed	[1]	16,541,342
Total Current Liabilities		19,891,273	816,475		309,208
Derivative warrant liability – private warrant		9,300	8,900
Deferred underwriting commission		2,012,500	2,012,500
Total Liabilities		21,913,073	2,837,875		309,208
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption		47,360,604	58,997,725
Shareholders’ Deficit:
Preferred shares
Additional paid-in capital					24,856
Accumulated deficit		(5,253,158)	(636,353)		(66,302)
Total Shareholders’ Deficit		(5,252,980)	(636,175)		(41,302)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit		64,020,697	61,199,425		267,906
Current Assets:
Deferred offering costs					234,428
Related Party
Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit
Promissory note – related party		1,605,700
Related Party
Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit
Due to a related party		180,000	90,000
Promissory note – related party					295,000
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares		34	34
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares		$ 144	$ 144	[2]	$ 144	[2]

[1]	In connection with the Extraordinary General Meeting of shareholders to vote on extending the Combination Period, on September 26, 2024, 1,492,646 Class A ordinary shares were redeemed at a per share price of $11.08. On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension. As a result, the Company has recorded a liability of $16,541,342 as Class A ordinary shares to be redeemed and reduced Class A ordinary shares subject to possible redemption as of September 30, 2024 on the unaudited condensed consolidated balance sheet.
[2]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.